Schedule of Redemption Option for Investors (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 5,725	$ 5,014	$ 3,582
Redemption Options Maturity Year 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	3,603
Redemption Options Maturity Year 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	453
Redemption Options Maturity Year 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	309
Redemption Options Maturity Year 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,154
Redemption Options Maturity Year 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 206